RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 8. RELATED PARTY TRANSACTIONS

The Company sub-leased office space on a month-to-month basis from Reven Capital, LLC, which is wholly-owned by Chad M. Carpenter, a shareholder of the Company and its Chief Executive Officer, through January 31, 2016. This arrangement was terminated upon the Company relocating its office space and signing a new lease agreement with an unrelated party. Rental payments under this sub-lease totaled $3,000 for the three months ended March 31, 2016. Reven Capital, LLC currently subleases office space from the Company on a month to month basis for a monthly rental of $500. The Company received income from Reven Capital of $1,500 and $1,000 for the three months ending March 31, 2017 and 2016, respectively.

NOTE 8. RELATED PARTY TRANSACTIONS

The Company sub-leased office space on a month-to-month basis from Reven Capital, LLC, which is wholly-owned by Chad M. Carpenter, a shareholder of the Company and its Chief Executive Officer, through January 31, 2016. This arrangement was terminated upon the Company relocating its office space and signing a new lease agreement with an unrelated party. Rental payments under this sub-lease totaled $3,000 and $36,000 for the years ended December 31, 2016 and 2015, respectively. Reven Capital, LLC currently subleases office space from the Company on a month to month basis for a monthly rental of $500. During the year-ending December 31, 2016, the Company recorded and received income from Reven Capital of $5,500.